Lease Liability - Additional Information (Details)	12 Months Ended
Feb. 28, 2021
Lease Liabilities [Abstract]
Right-of-use asset interest rate percentage	5.25%
Lease expiration year	2021
Lease renew period	3 years
Lease extended period	3 years